Nature of Business and Organization	12 Months Ended
Apr. 30, 2026
Nature of Business and Organization [Abstract]
Nature of Business and Organization

Note 1 – Nature of Business and Organization

Perpetuals.com Ltd. (the “Company”), formerly Earlyworks Co., Ltd., is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018. At an Extraordinary General Meeting of shareholders held in Tokyo, Japan on January 16, 2026, the Company’s shareholders approved changing the Company’s name from “Earlyworks Co., Ltd.” to “Perpetuals.com Ltd.,” which became effective on January 20, 2026. Historically, the Company has built products, delivered services, and developed solutions based on its proprietary Grid Ledger System to leverage blockchain technology in various business settings, including advertisement tracking, online visitor management, and sales of non-fungible tokens, and has primarily generated revenue from software and system development services, consulting and solution services, and sale of NFTs.

On January 20, 2026, the Company consummated the transactions contemplated by a share exchange agreement, dated December 28, 2025, by and among the Company, Perpetual Markets Ltd. (“PML”), and the shareholders of PML listed therein (the “Acquisition”). Pursuant to the Acquisition, all of PML’s outstanding Class A and Class B ordinary shares were transferred by its existing shareholders to the Company, and upon completion PML became a wholly owned subsidiary of the Company. PML is a private limited liability company incorporated in Cyprus on September 19, 2023 under the Cyprus Companies Law, Cap. 113, with its registered office at 21 Kasou, Nicosia, 1086, Cyprus, and its principal activity is the holding of investments and intellectual property; together with its subsidiaries, PML operates in financial markets infrastructure and technology services. These consolidated financial statements reflect the operations of the Company’s legacy business together with PML and its controlled subsidiaries from the Acquisition Date forward.

The accompanying consolidated financial statements include the accounts of the Company and the following entities from January 20, 2026 through April 30, 2026. All material intercompany balances and transactions have been eliminated in consolidation.

Entity	Jurisdiction	Ownership	Principal activity
Perpetual Markets Ltd.	Cyprus	100% direct	Holding of investments and intellectual property; financial markets infrastructure and technology services
Perpetual Products AG	Switzerland	100% indirect	Technology and financial products
Perpetual Data AG	Switzerland	100% indirect	Financial information and index services
Kephas Corporation	United States	100% indirect	Technology and software development services
PM Broker Ltd.	Cyprus	100% indirect	Dormant
Perpetual IT GmbH	Germany	100% indirect	Information technology services, hosting and hardware infrastructure
PerpetualPay Ltd.	Poland	100% indirect	Dormant; dissolved May 22, 2026 (Note 18)